Major Restructuring Costs - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Major Restructuring Costs [Abstract]
Total restructuring costs	£ 1,056
Legacy support functions and Novartis integration provisions	43	£ 140	£ 44
Asset impairments	278	158	419
Other non-cash items	£ 247	£ 108	£ 51